PREFERRED STOCK AND WARRANTS - Warrants Issued To Non-Employees (Details) - $ / shares	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants		$ 11.50
Outstanding warrants		25,158,086
Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants	$ 3.3725
Term of warrants	10 years
Outstanding warrants		1,792,944
Vested warrants		1,080,707